Goodwill and Other Intangible Assets	3 Months Ended	12 Months Ended
	Sep. 26, 2021	Jun. 27, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets

(6) Goodwill and Other Intangible Assets

Goodwill:

The changes in the carrying amount of goodwill for the quarter ended September 26, 2021:

Balance as of June 27, 2021	$726,156
Goodwill resulting from acquisitions	10,042
Foreign currency translation adjustment	(136)
Balance as of September 26, 2021	$736,062

Intangible Assets:

	September 26, 2021				June 27, 2021
	Weighted average life (in years)	Gross carrying amount	Accumulated amortization	Net carrying amount	Weighted average life (in years)	Gross carrying amount	Accumulated amortization	Net carrying amount
Finite-lived intangible assets:
AMF trade name	3	$9,900	$(8,085)	1,815	1	$9,900	$(7,920)	$1,980
Bowlmor trade name	6	6,500	(2,763)	3,737	6	6,500	(2,600)	3,900
Other acquisition trade names	5	1,680	(238)	1,442	7	1,010	(173)	837
Customer relationships	3	20,351	(11,306)	9,045	3	18,370	(10,471)	7,899
Management contracts	2	1,800	(1,238)	562	2	1,800	(1,150)	650
Non-compete agreements and assembled workforce	4	1,777	(584)	1,193	4	1,200	(514)	686
PBA member, sponsor & media relationships	8	1,400	(367)	1,033	8	1,400	(322)	1,078
	4	43,408	(24,581)	18,827	4	40,180	(23,150)	17,030
Indefinite-lived intangible assets:
Liquor licenses		9,732	—	9,732		9,027	—	9,027
PBA trade name		3,100	—	3,100		3,100	—	3,100
Bowlero trade name		66,900	—	66,900		66,900	—	66,900
		79,732	—	79,732		79,027	—	79,027
		$123,140	$(24,582)	$98,559		$119,207	$(23,150)	$96,057

Total amortization expense for finite-lived intangible assets for the quarter ended September 26, 2021 and September 27, 2020 was $1,432 and $1,507, respectively.

Other assets and liabilities:

The Company has favorable leases of $33,887 and $34,618, net of $13,031 and $12,300 accumulated amortization, reported in other assets in the condensed consolidated balance sheets for the quarter ended September 26, 2021 and fiscal year ended June 28, 2021, respectively. Total amortization expenses for the quarter ended September 26, 2021 and September 27, 2020 was $731.

The Company has unfavorable leases of $981 and $1,096, net of $5,250 and $5,135 accumulated amortization, reported in other long-term liabilities in the consolidated balance sheets for the quarter ended September 26, 2021 and fiscal year ended June 27, 2021, respectively. Total amortization expense for quarter ended September 26, 2021 and September 27, 2020 was $115.

The estimated aggregate amortization expense for finite-lived intangibles, favorable and unfavorable leases recorded at September 26, 2021, for the next five fiscal years is as follows:

	Remainder of 2022	2023	2024	2025	2026	Thereafter
Amortization expense	$6,382	$8,214	$7,502	$3,712	$3,289	$22,685

(4) Goodwill and Other Intangible Assets

Goodwill:

The changes in the carrying amount of goodwill for the fiscal years ended June 27, 2021 and June 28, 2020:

Balance June 30, 2019	$712,583
Goodwill resulting from acquisitions	10,942
Foreign currency translation adjustment	1,407
Balance as of June 28, 2020	$724,932
Goodwill resulting from acquisitions	2,350
Foreign currency translation adjustment	(1,126)
Balance as of June 27, 2021	$726,156

Intangible Assets:

	June 27, 2021				June 28, 2020
	Weighted average life (in years)	Gross carrying amount	Accumulated amortization	Net carrying amount	Weighted average life (in years)	Gross carrying amount	Accumulated amortization	Net carrying amount
Finite-lived intangible assets:
AMF trade name	1	$9,900	$(7,920)	1,980	2	$9,900	$(5,940)	$3,960
Bowlmor trade name	6	6,500	(2,600)	3,900	7	6,500	(1,950)	4,550
Other acquisition trade names	7	1,010	(173)	837	8	850	(88)	762
Customer relationships	3	18,370	(10,471)	7,899	4	18,370	(7,841)	10,529
Management contracts	2	1,800	(1,150)	650	3	1,800	(863)	937
Non-compete agreements	4	1,200	(514)	686	5	1,080	(294)	786
PBA member, sponsor & media relationships	8	1,400	(322)	1,078	9	1,400	(144)	1,256
	4	40,180	(23,150)	17,030	5	39,900	(17,120)	22,780
Indefinite-lived intangible assets:
Liquor licenses		9,027	—	9,027		9,017	—	9,017
PBA trade name		3,100	—	3,100		3,100	—	3,100
Bowlero trade name		66,900	—	66,900		66,900	—	66,900
		79,027	—	79,027		79,017	—	79,017
		$119,207	$(23,150)	$96,057		$118,917	$(17,120)	$101,797

Total amortization expense for finite-lived intangible assets for the fiscal years ended 2021 and 2020 was $6,030 and $6,045, respectively.

Other assets and liabilities:

The Company has favorable leases of $34,618 and $37,693, net of $12,300 and $9,225 accumulated amortization, reported in other assets in the consolidated balance sheets for the fiscal years ended June 27, 2021 and June 28, 2020, respectively. Total amortization expenses for fiscal years 2021 and 2020 was $3,075.

The Company has unfavorable leases of $1,096 and $1,554, net of $5,135 and $4,677 accumulated amortization, reported in other long-term liabilities in the consolidated balance sheets for the fiscal years ended June 27, 2021 and June 28, 2020, respectively. Total amortization expense for fiscal years 2021 and 2020 was $458 and $502, respectively.

The estimated aggregate amortization expense for finite-lived intangibles, favorable and unfavorable leases recorded at June 27, 2021, for the next five fiscal years is as follows:

	2022	2023	2024	2025	2026	Thereafter
Amortization expense	$8,481	$6,416	$6,275	$3,410	$3,169	$22,801